Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Total current liabilities	¥ 262,243	¥ 351,567
Liabilities, Noncurrent	¥ 12,163	¥ 11,122
Common stock, shares authorized	20,000,000,000	20,000,000,000
Treasury stock, shares	188,575,190	192,412,690
Common Class A [Member]
Common stock, shares issued	1,208,831,222	1,208,831,222
Common stock, shares outstanding	1,020,256,032	1,016,418,532
Common Class B [Member]
Common stock, shares issued	949,960,000	949,960,000
Common stock, shares outstanding	949,960,000	949,960,000
Variable Interest Entity, Primary Beneficiary [Member]
Total current liabilities | ¥		¥ 250,879
Variable Interest Entity, Not Primary Beneficiary [Member]
Total current liabilities | ¥	¥ 157,120
Liabilities, Noncurrent | ¥	¥ 223